Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	PACIFIC FUNDS SERIES TRUST (formerly called PACIFIC LIFE FUNDS)
Prospectus Date		rr_ProspectusDate	Aug. 01, 2015
Class P Shares | Pacific Funds High Income (formerly called PL HIGH INCOME FUND)
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Pacific FundsSM High Income (formerly named PL High Income Fund)
Objective [Heading]		rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	This Fund seeks a high level of current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	7/31/2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2015, the portfolio turnover rate was 60% of the average value of the Fund.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	60.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense cap, which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, this Fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments. The Fund invests principally in instruments that have intermediate to long terms to maturity, which generally means that the Fund will hold instruments with final maturities greater than one year. Debt instruments in which the Fund invests include bonds, notes and floating rate loans, including those of foreign issuers which are denominated in U.S. dollars.

Individual investment selection is generally based on the Manager’s fundamental research process. Sector allocations are determined based on the Manager’s assessment of risk/return opportunities relative to the Fund’s investment goal and benchmark weightings (Barclays U.S. High-Yield 2% Issuer Capped Bond Index). The Manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment.

			Decisions to sell are generally based upon the Manager’s belief that the particular investment has achieved its valuation target, there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the Fund will achieve its investment goal. There may be losses in the value of an investment as asset values fluctuate and you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following principal risks:
  Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
  Debt Securities Risk: Debt securities are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.
  Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may result in cash proceeds not being immediately available to a Fund. As a result, the Fund may be subject to greater liquidity risk than a Fund that does not invest in floating rate loans. Investments in floating rate loans are typically in the form of a participation or assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. Investors in a loan participation may participate in such syndications, or buy part of a loan, becoming a part lender. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with the financial intermediary that syndicated the loan. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the Fund could experience delays in receiving payments or suffer a loss. In purchasing an assignment, the Fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Declines in interest rates may increase borrowers’ prepayments of debt obligations and require the Fund to reinvest these assets at lower yields which could reduce returns. In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Investments in junior loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.
  Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.
  Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt instruments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage, changes in markets in which the issuer offers good or services, and reduced demand for the issuer’s goods or services.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which the Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact the Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.
  Price Volatility Risk: The value of the Fund’s investments may go up or down rapidly or unpredictably. To the extent the Fund invests in more volatile investments, its value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

Risk Lose Money [Text]		rr_RiskLoseMoney	There may be losses in the value of an investment as asset values fluctuate and you could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.

			Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Class I return for the period 1/1/15 through 6/30/15: 2.72% Best and worst quarterly performance reflected within the bar chart: Q1 2012: 5.93%; Q3 2014: (2.40%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		rr_BarChartReturnsForClassNotOfferedInProspectus	The bar chart and table show the performance of the Fund’s Class I shares, which are not offered in this prospectus. Returns differ to the extent that Class P shares and Class I shares have different expenses.
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Class P Shares | Pacific Funds High Income (formerly called PL HIGH INCOME FUND) | Class P
Risk/Return:		rr_RiskReturnAbstract
Management Fee		rr_ManagementFeesOverAssets	0.60%
Other Expenses		rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.12%
Less Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Total Annual Fund Operating Expenses	[3]	rr_NetExpensesOverAssets	0.82%
1 year		rr_ExpenseExampleYear01	$ 84
3 years		rr_ExpenseExampleYear03	326
5 years		rr_ExpenseExampleYear05	588
10 years		rr_ExpenseExampleYear10	1,336
1 year		rr_ExpenseExampleNoRedemptionYear01	84
3 years		rr_ExpenseExampleNoRedemptionYear03	326
5 years		rr_ExpenseExampleNoRedemptionYear05	588
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,336
Class P Shares | Pacific Funds High Income (formerly called PL HIGH INCOME FUND) | Class I
Risk/Return:		rr_RiskReturnAbstract
2012	[4]	rr_AnnualReturn2012	17.55%
2013	[4]	rr_AnnualReturn2013	7.75%
2014	[4]	rr_AnnualReturn2014	0.12%
Year to Date Return, Label		rr_YearToDateReturnLabel	Class I return for the period 1/1/15 through 6/30/15:
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.72%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	5.93%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.40%)
Label		rr_AverageAnnualReturnLabel	Class I (incepted December 19, 2011)
1 year	[4]	rr_AverageAnnualReturnYear01	0.12%
Since Inception	[4]	rr_AverageAnnualReturnSinceInception	8.68%
Inception Date	[4]	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
Class P Shares | Pacific Funds High Income (formerly called PL HIGH INCOME FUND) | (after taxes on distributions) | Class I
Risk/Return:		rr_RiskReturnAbstract
1 year	[4]	rr_AverageAnnualReturnYear01	(2.55%)
Since Inception	[4]	rr_AverageAnnualReturnSinceInception	5.61%
Inception Date	[4]	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
Class P Shares | Pacific Funds High Income (formerly called PL HIGH INCOME FUND) | (after taxes on distributions and sale of shares) | Class I
Risk/Return:		rr_RiskReturnAbstract
1 year	[4]	rr_AverageAnnualReturnYear01	0.31%
Since Inception	[4]	rr_AverageAnnualReturnSinceInception	5.49%
Inception Date	[4]	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
Class P Shares | Pacific Funds High Income (formerly called PL HIGH INCOME FUND) | Barclays U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Barclays U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deductions for fees, expenses or taxes)
1 year	[4]	rr_AverageAnnualReturnYear01	2.46%
Since Inception	[4]	rr_AverageAnnualReturnSinceInception	8.69%

[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund's financial statements.
[2]	The investment adviser has agreed to limit certain "Other Expenses" incurred by Class P shares of the Fund that exceed an annual rate of 0.20% through 7/31/2016. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.
[3]	after Expense Reimbursement
[4]	The bar chart and table show the performance of the Fund's Class I shares, which are not offered in this prospectus. Returns differ to the extent that Class P shares and Class I shares have different expenses.